- Movements of financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 13,057	€ 12,365
Cash related changes from operating activities	(6,097)	(982)
Cash related changes from financing activities	80,745	518
Non-Cash related changes changes in interest expenses	6,595	450
Non-Cash related changes Adoption of IFRS 16 on January 1, 2019	1,317
Non-Cash related changes Zoosk liabilities assumed on acquisition date	8,717
Non-Cash related changes other changes	13,101	706
Financial liabilities	117,435	13,057
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,125	5,850
Cash related changes from operating activities	(5,737)	(423)
Cash related changes from financing activities	81,749	6,248
Non-Cash related changes changes in interest expenses	6,595	450
Non-Cash related changes Adoption of IFRS 16 on January 1, 2019	0
Non-Cash related changes Zoosk liabilities assumed on acquisition date	0
Non-Cash related changes other changes	1,107	0
Financial liabilities	95,839	12,125
Other non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	54	0
Cash related changes from operating activities	244	0
Cash related changes from financing activities	(490)	0
Non-Cash related changes changes in interest expenses	0	0
Non-Cash related changes Adoption of IFRS 16 on January 1, 2019	916
Non-Cash related changes Zoosk liabilities assumed on acquisition date	6,080
Non-Cash related changes other changes	363	54
Financial liabilities	7,167	54
Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	135	0
Cash related changes from operating activities	0	0
Cash related changes from financing activities	0	0
Non-Cash related changes changes in interest expenses	0	0
Non-Cash related changes Adoption of IFRS 16 on January 1, 2019	0
Non-Cash related changes Zoosk liabilities assumed on acquisition date	0
Non-Cash related changes other changes	(37)	135
Financial liabilities	98	135
Deferred consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Cash related changes from operating activities	0
Cash related changes from financing activities	0
Non-Cash related changes changes in interest expenses	0
Non-Cash related changes Adoption of IFRS 16 on January 1, 2019	0
Non-Cash related changes Zoosk liabilities assumed on acquisition date	0
Non-Cash related changes other changes	9,187
Financial liabilities	9,187	0
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	743	6,515
Cash related changes from operating activities	(604)	(559)
Cash related changes from financing activities	(514)	(5,730)
Non-Cash related changes changes in interest expenses	0	0
Non-Cash related changes Adoption of IFRS 16 on January 1, 2019	401
Non-Cash related changes Zoosk liabilities assumed on acquisition date	2,637
Non-Cash related changes other changes	2,481	517
Financial liabilities	5,144	743
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	878	6,515
Cash related changes from operating activities	(604)	(559)
Cash related changes from financing activities	(514)	(5,730)
Non-Cash related changes changes in interest expenses	0	0
Non-Cash related changes Adoption of IFRS 16 on January 1, 2019	401
Non-Cash related changes Zoosk liabilities assumed on acquisition date	2,637
Non-Cash related changes other changes	11,631	652
Financial liabilities	€ 14,429	€ 878